Investments In Marketable Debt Securities	12 Months Ended
Dec. 31, 2012
Investments In Marketable Debt Securities
B.	INVESTMENTS IN MARKETABLE DEBT SECURITIES

Marketable debt securities consisted of the following at December 31:

2012	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$217.2	$1.5	$.1	$218.6
U.S. corporate securities	59.8	.3		60.1
U.S. government and agency securities	.8			.8
Non-U.S. government securities	349.3	5.8	.1	355.0
Non-U.S. corporate securities	447.5	1.4	.2	448.7
Other debt securities	108.9	.6		109.5

	$1,183.5	$9.6	$.4	$1,192.7

2011	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$291.9	$2.6	$.1	$294.4
U.S. corporate securities	27.4	.3	.2	27.5
U.S. government and agency securities	1.9			1.9
Non-U.S. government securities	361.2	6.0	.1	367.1
Non-U.S. corporate securities	148.0	.5	.2	148.3
Other debt securities	70.3	.6		70.9

	$900.7	$10.0	$.6	$910.1

The cost of marketable debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Amortization, accretion, interest and dividend income and realized gains and losses are included in investment income. The cost of securities sold is based on the specific identification method. The proceeds from sales and maturities of marketable securities during 2012 were $768.3. Gross realized gains were $3.8, $3.2 and $.7 and gross realized losses were $.3, $1.3 and $.1 for the years ended December 31, 2012, 2011 and 2010, respectively.

There were no marketable debt securities that have been in an unrealized loss position for 12 months or greater at December 31, 2012. The fair value of marketable debt securities that were in an unrealized loss position for 12 months or greater at December 31, 2011 was $8.0 and the associated unrealized loss was $.1. The fair value of marketable debt securities that have been in an unrealized loss position for less than 12 months at December 31, 2012 was $291.0 and the associated unrealized loss was $.4. The fair value of marketable debt securities that were in an unrealized loss position for less than 12 months at December 31, 2011 was $120.4 and the associated unrealized loss was $.5.

For the investment securities in gross unrealized loss positions identified above, the Company does not intend to sell the investment securities. It is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses and the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

Contractual maturities at December 31, 2012 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$466.0	$468.2
One to five years	717.3	724.3
Six to ten years	.2	.2

	$1,183.5	$1,192.7

Marketable debt securities included nil and $7.1 of variable-rate demand obligations (VRDOs) at December 31, 2012 and 2011, respectively. VRDOs are debt instruments with long-term scheduled maturities which have interest rates that reset periodically.